Document and Entity Information	Nov. 03, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2023
Entity File Number	001-40925
Entity Registrant Name	Xilio Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1623397
Entity Address, Address Line One	828 Winter Street
Entity Address, Adress Line Two	Suite 300
Entity Address, City or Town	Waltham
Entity Address State Or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	857
Local Phone Number	524-2466
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	XLO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001840233
Amendment Flag	false